Summary of Significant Accounting Policies - Schedule of Average Useful Lives (Details)	12 Months Ended
Dec. 31, 2023
Machinery and Equipment [Member]
Schedule of Average Useful Lives [Line Items]
Average useful lives	3 years
Furniture [Member]
Schedule of Average Useful Lives [Line Items]
Average useful lives	10 years
Computer and Peripherals [Member]
Schedule of Average Useful Lives [Line Items]
Average useful lives	5 years
Facilities [Member]
Schedule of Average Useful Lives [Line Items]
Average useful lives	10 years
Vehicles [Member]
Schedule of Average Useful Lives [Line Items]
Average useful lives	10 years